2. Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment
Office premises	47 to 51 years
Leasehold improvements	over terms of the leases or the useful lives whichever is less
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	4 years
Testing equipment	3 years

ZHEJIANG JIAHUAN
Property, Plant and Equipment
Land use right	50 years
Buildings	20 years
Plant and machinery	5 to 20 years
Office equipment	3 to 10 years
Motor vehicles	5 to 10 years

ZHEJIANG TIANLAN
Property, Plant and Equipment
Land use right	Over terms of the leases
Office premises	47-50 years, with 5% residual value
Leasehold improvements	over terms of the leases or the useful lives whichever is less, with 5% residual value
Plant and machineries	5 to 10 years, with 5% residual value
Furniture, fixtures and office equipment	3 to 5 years, with 5% residual value
Motor vehicles	1 to 8 years, with 5% residual value